Gordon Feinblatt LLC

Attorneys at Law

Andrew D. Bulgin 410-576-4280 Fax 410-576-4196 abulgin@gfrlaw.com	Attorneys at Law 233 East Redwood Street Baltimore, Maryland 21202-3332 410-576-4000 www.gfrlaw.com

March 8, 2017

VIA EDGAR

Securities and Exchange Commission

Division of Corporation Finance

100 F Street, N.E.

Washington, D.C. 20549

Re:	Farmers and Merchants Bancshares, Inc.
Registration Statement on Form 10

Dear Sir or Madam:

On behalf of Farmers and Merchants Bancshares, Inc. (the “Company”), we hereby transmit for filing the Company’s Registration Statement on Form 10 pursuant to which the Company is registering its common stock under Section 12(g) of the Securities Exchange Act of 1934, as amended.

Should you have any questions, please contact the undersigned at (410) 576-4280.

Sincerely,

/s/ Andrew D. Bulgin

Andrew D. Bulgin

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